9. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 156,058
2014	159,995
2015	164,026
2016	168,089
2017	172,278
Thereafter	131,618
Total	$ 952,064